Additional Information Required by the Argentine Central Bank - Additional Information (Detail) - ARS ($) $ in Thousands								4 Months Ended	12 Months Ended
	Feb. 03, 2025	Apr. 01, 2024	Feb. 20, 2024	Jan. 01, 2023	Dec. 31, 2022	Dec. 17, 2020	Nov. 17, 2020	Apr. 16, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of additional information [line items]
Percentage of monthly contribution to deposit insurance fund									0.015%
Instruments held in custody									$ 110,539,261,551	$ 57,581,781,191
Retained earnings									196,046,301
Constitution to legal reserve									9,802,315
Decrease in retained earnings									26,046,562
Increase (decrease) in other reserves									$ 160,197,424
Percentage of regulatory capital									2.50%
Public sector risk level in excess									0.05%
Percentage of individual computable regulatory capital									1.00%
Summary CNV No. 87/2024
Disclosure of additional information [line items]
Losses on litigation settlements			$ 23,072,000						$ 28,837,892
Allowed option exercise			$ 113,000
Summary No.1426
Disclosure of additional information [line items]
Losses on litigation settlements									945,000
Summary UIF Expt. No.174/15
Disclosure of additional information [line items]
Losses on litigation settlements							$ 550
Summary CNV No.631/2014
Disclosure of additional information [line items]
Losses on litigation settlements						$ 500
Mutual Funds
Disclosure of additional information [line items]
Instruments held in custody									$ 11,351,062,135	$ 11,488,066,686
Garantizar SGRs risk fund
Disclosure of additional information [line items]
Number of years contribution made to the fund									2 years
Electrigal SA
Disclosure of additional information [line items]
Equity investments, shares									1,222,406
Escrow Agent
Disclosure of additional information [line items]
Required shareholders equity amount									$ 1,622,401
Minimum required shareholders offsetting entry									811,201
Alync And AN Integral
Disclosure of additional information [line items]
Required shareholders equity amount									803,259
Minimum required shareholders offsetting entry									401,630
Treasury bills									2,694,668
Treasury bills, fair value									2,596,400
Galicia Asset Management S.A.U.
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry									1,374,771
Minimum equity requirement act as agent									2,749,542
Galicia Asset Management S.A.U. | Fondo Fima Mix I C
Disclosure of additional information [line items]
Minimum required shareholders offsetting entry									$ 1,660,838
Minimum offsetting entry shares									50,000,000
Galicia Ventures Corp.
Disclosure of additional information [line items]
Required shareholders equity amount									$ 84,095,792
Minimum required shareholders offsetting entry									401,310
Minimum equity requirement act as agent									$ 279,001
Required shareholders equity shares									470,350,000
Minimum offsetting entry required									$ 802,619
Minimum required equity act as agent off setting entry									139,501
Required government securities amount									609,500
INVIU México S.A.P.I. de C.V.
Disclosure of additional information [line items]
Required shareholders equity amount									12,562,436
Minimum required shareholders offsetting entry									401,630
Minimum equity requirement act as agent									$ 279,224
Required shareholders equity shares									470,350,000
Minimum required equity act as agent off setting entry									$ 139,612
Offsetting entry									$ 578,400
Banco de Galicia y Bs.As. S.A.
Disclosure of additional information [line items]
Securities held in custody in units									106,096,434,265	177,675,200,853
Grupo Financiero Galicia SA
Disclosure of additional information [line items]
Percentage of net income transferred									5.00%
Legal reserve									20.00%
Banco Galicia
Disclosure of additional information [line items]
Legal reserve									20.00%
Percentage of profit shown in income statement									20.00%
Argentine Central Bank
Disclosure of additional information [line items]
Minimum capital requirement									3.50%
Dividend payables									$ 150,000,228
Additional cash dividend subject to approval and conditions									$ 39,999,772
Tarjeta Naranja S.A.U.
Disclosure of additional information [line items]
Dividend rate									25.00%
Minimum capital requirement					$ 148,211,130				$ 300,000
Net insurance contracts
Disclosure of additional information [line items]
Insurance system to demand deposits and time deposits limits		$ 25,000		$ 6,000
Commencement of major litigation
Disclosure of additional information [line items]
Amount of fines paid								$ 480,000
Commencement of major litigation | Officers
Disclosure of additional information [line items]
Amount of fines paid								$ 300,311
Commencement of major litigation | UIF Summary Proceeding, Bank
Disclosure of additional information [line items]
Losses on litigation settlements	$ 9,135
Commencement of major litigation | UIF Summary Proceeding
Disclosure of additional information [line items]
Losses on litigation settlements	$ 18,269